Revenue (Tables)	6 Months Ended
Mar. 31, 2025
Revenue
Schedule of revenue

	Period ended	Period ended
	31 March	31 March
	2025	2024
	$'000	$'000

SKA-PlatformTM – provision of services	67	119

Geographical markets
UK	67	119
	67	119

Schedule of receivables, contract assets and contract liabilities

	31 March	30 September
	2025	2024
	$'000	$'000

Receivables, which are included in trade and other receivables	182	471
Contract assets	49	—
Contract liabilities	50	4